Long term Note Payable (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Feb. 28, 2014
LONG-TERM NOTE PAYABLE
Logistica agreed to remit payment				$ 400,000
Amount Company Previously remitted for equipment purchase				100,000
Company agreed to deliver a promissory note for a deposit on the purchase of heavy mining equipment				400,000
Company issued shares of common stock to a designee of Logistica				$ 2,500,000
Annual interest rate that accrues on the promissory note				4.50%
Discount to note equal to relative fair value of the common shares, being amortized over the expected life of the note through Oct. 31, 2015				$ 222,222
Amortization expense recognized during the period		$ 158,559	$ 63,663
Outstanding balance under this note payable at end of period	$ 400,000	400,000
Unamortized discount on this note during the period	0	0
Accrued interest on this note during the period	$ 33,090	$ 28,553